Other Charges, Net of Recoveries (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Other Operating Expense

	Year ended December 31
	2021	2022	2023
Restructuring charges, net of recoveries (a)	$10.5	$8.4	$11.2
Transition Costs (Recoveries) (b)	1.2	(2.1)	3.9
Credit Facility-related charges (c)	3.0	—	—
Acquisition Costs, net of recoveries (d)	6.1	0.4	1.0
Other recoveries, net of costs (e)	(10.5)	—	(0.9)
	$10.3	$6.7	$15.2